Assets and liabilities classified as held for sale	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets and liabilities classified as held for sale
12.
 Assets and liabilities classified as held for sale
One hotel, the Holiday Inn Melbourne Airport, which is included in the EMEAA business segment, is classified as held for sale at
31 December 2019. During the year, the Group entered into an agreement to sell its interest in the hotel for $2m. The sale and assignment of the lease is expected to complete in early 2020.
On reclassification as held for sale there was no change to the carrying value.

2019 $m
Assets and liabilities classified as held for sale

Assets classified as held for sale:

Property, plant and equipment	3

Right-of-use assets	15

Trade and other receivables	1

19

Liabilities classified as held for sale:

Trade and other payables	(2)

Lease liabilities	(20)

(22)